Subsequent Events (Narrative) (Details) $ in Thousands				1 Months Ended		3 Months Ended
	Nov. 12, 2016	Oct. 12, 2016 USD ($) member	Jul. 12, 2016 USD ($)	Dec. 31, 2016 USD ($)	Oct. 31, 2016	Dec. 31, 2016 USD ($)
Debentures | Convertible Debt
Subsequent Event [Line Items]
Amortization payment		$ 444,000		$ 383
Accrued interest		$ 114,000		14
Percentage of holders of debentures for which waiver agreements were entered into		87.00%			87.00%
Number of debenture holders | member		1
Percentage of holders of debentures for which waiver agreements were not entered into		13.00%
Amount due to purchases for which waiver agreements were not entered into		$ 696
Interest rate defaulted debt (as a percent)		18.00%
Minimum cash reserve coverage period (in days)		3 days
Debt Instrument, Redemption, Period One | Debentures | Convertible Debt
Subsequent Event [Line Items]
Waiver payment (as a percent)		10.00%
Debt Instrument, Redemption, Period Two | Debentures | Convertible Debt
Subsequent Event [Line Items]
Waiver payment (as a percent)	10.00%
Rant, Inc.
Subsequent Event [Line Items]
Contingent consideration			$ 3,000
Line of Credit | SIC IV
Subsequent Event [Line Items]
Additional borrowings						$ 900,000
Amount drawn on facility				4,115,000		4,115,000
Remaining borrowing capacity				$ 885,000		$ 885,000